UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-08637
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The Pacific Corporate Group Private Equity Fund
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(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California                                                                  92037
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(Address of principal executive offices)                                                                                (Zip code)

The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, Delaware 19801
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(Name and address of agent for service)

Registrant's telephone number, including area code:    (858) 456-6000
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Date of fiscal year end:    3/31/07
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Date of reporting period:    9/30/06
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

Item 1. Reports to Shareholders

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED BALANCE SHEET (Unaudited)
September 30, 2006

Assets

Portfolio investments at fair value (cost $27,543,807)	$35,985,511
Cash - interest bearing	6,286,347
Distributions receivable from indirect investments	318,443
Deferred compensation plan assets, at market value	243,876
Accrued interest receivable	41,081
Prepaid expenses and other assets	78,771

Total Assets	$42,954,029

Liabilities and Shareholders’ Equity

Liabilities:
Deferred compensation plan - due to Independent Trustees	$243,876
Income taxes payable	48,182
Deferred tax liability	25,000
Accounts payable and accrued expenses:
Legal	128,641
Audit and tax	76,625
Other	2,664
Total liabilities	524,988

Shareholders’ equity:
Shares of beneficial interest, shares authorized are unlimited,
108,659.8075 shares issued and outstanding:
Adviser Trustee (500 shares)	195,239
Beneficial Shareholders (108,159.8075 shares)	42,233,802
Total shareholders’ equity	42,429,041

Total Liabilities and Shareholders’ Equity	$42,954,029

Net asset value per share	$390.48

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
For the Three and Six Months Ended September 30, 2006

	Three Months	Six Months
	Ended	Ended
	September 30,	September 30
	2006	2006
Investment Income and Expenses

Income:
Interest from short-term investments	$135,199	$228,388

Expenses:
Management fee	100,311	212,246
Legal fees	(8,318)	108,946
Audit and tax fees	22,125	51,750
Administrative fees	27,979	54,365
Independent Trustee fees	17,692	37,559
Insurance expense	16,037	32,981
Other expenses	20,881	31,837
Total expenses	196,707	529,684

Net investment loss	(61,508)	(301,296)

Net Change in Shareholders’ Equity from Portfolio Investments

Change in net unrealized Appreciation of Direct Investments	3,100,000	3,100,000
Net realized gain from Direct Investments	25,323	614,819
Net change in shareholders’ equity from Direct Investments	3,125,323	3,714,819

Change in net unrealized Appreciation (Depreciation) of
Indirect Investments	742,261	15,088
Expenses paid in connection with Indirect Investments	(7,604)	(7,604)
Distributions of realized gain and income received from
Indirect Investments	1,029,665	2,308,496
Realized loss from write-off of Indirect Investments	(1,782,155)	(1,782,155)
Net change in shareholders’ equity from Indirect Investments	(17,833)	533,825

Net change in shareholders’ equity from Portfolio Investments
before tax	3,107,490	4,248,644

Provision for income taxes on investment gains	(10,000)	(212,000)

Net change in shareholders’ equity from Portfolio Investments
after tax	3,097,490	4,036,644

Net Increase in Shareholders’ Equity from Operations	$3,035,982	$3,735,348

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS’ EQUITY (Unaudited)
For the Six Months Ended September 30, 2006

	Adviser	Beneficial
	Trustee	Shareholders	Total

Shareholders’ equity as of April 1, 2006	$205,551	$44,464,431	$44,669,982

Increase (decrease) in shareholders’ equity
from operations:
Net investment loss	(1,386)	(299,910)	(301,296)
Realized loss from investments - net (D)	(5,407)	(1,169,533)	(1,174,940)
Distributions of realized gain and income
received from Indirect Investments - net	10,623	2,297,873	2,308,496
Change in unrealized appreciation
on investments - net	14,334	3,100,754	3,115,088
Provision for income taxes on investment gains	(976)	(211,024)	(212,000)

Net increase in shareholders’ equity
from operations	17,188	3,718,160	3,735,348

Distributions to shareholders: (C)
Return of capital distributions	(17,115)	(3,702,310)	(3,719,425)
Realized gain distributions	(10,385)	(2,246,479)	(2,256,864)
Total distributions to shareholders	(27,500)	(5,948,789)	(5,976,289)

Net decrease in shareholders’ equity	(10,312)	(2,230,629)	(2,240,941)

Shareholders’ equity as of
September 30, 2006 (A)	$195,239	$42,233,802(B)	$42,429,041

(A)	Shareholders’ equity is equivalent to the net assets of the Trust.

(B)
The net asset value per share of beneficial interest was $390.48 as of September 30, 2006. Additionally, from February 9, 1998 (commencement of operations) through September 30, 2006, the Trust made cash distributions to Beneficial Shareholders totaling $836.00 per share of beneficial interest.

(C)	The determination of the return of capital and realized gain components of distributions is based on information available at the time of each distribution.

(D)	Inclusive of expenses paid in connection with Indirect Investments.

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
For the Six Months Ended September 30, 2006

Cash Flows From Operating Activities

Net increase in shareholders’ equity from operations	$3,735,348

Adjustments to reconcile net increase in shareholders’ equity from operations to net cash provided by operating activities:

Change in net unrealized appreciation of Indirect Investments	(3,115,088)
Net capital contributed to Indirect Investments	(92,896)
Return of capital distributions received from Indirect Investments	4,071,468
Net realized loss from Investments	1,167,336
Proceeds from sale of Direct Investments	840,847
Increase in distributions receivable from Indirect Investments	(318,443)
Increase in accrued interest receivable	(8,091)
Increase in prepaid expenses and other assets	(7,629)
Decrease in deferred tax assets	167,000
Increase in deferred tax liability	25,000
Increase in deferred compensation assets	(45,291)
Decrease in income tax payable	(1,380,086)
Increase in accounts payable and other liabilities	99,574
Net cash provided by operating activities	5,139,049

Cash Flows Used for Financing Activities

Cash distributions paid to shareholders	(5,976,289)

Decrease in cash	(837,240)
Cash at beginning of period	7,123,587

Cash at End of Period	$6,286,347

Supplemental cash flow information:

Income tax payments	$1,398,086

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of September 30, 2006
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK dividend	$863,700	$1,200,000
1,000 shares of common stock	1,000,000	1,000,000

Total Manufacturing	1,863,700	2,200,000	5.19%	5.19%

Telecommunications:
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock	1,000,000	3,100,000
Warrant to purchase 71,222 shares of Class A voting
common stock at $.05 per share, expiring 1/14/10	0	0
185,000 shares of Series H preferred stock	185,000	555,000
Warrant to purchase 637,788 shares of Class A voting
common stock at $.0005 per share, expiring 7/03/12	0	0

Total Telecommunications	1,185,000	3,655,000	8.61%	8.61%

Total Direct Investments (A)	3,048,700	5,855,000	13.80%	13.80%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,944,161	3,190,836	7.52%	7.52%
$7,500,000 original capital commitment
.397% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	1,129,288	1,091,678	2.57%	2.57%
$2,500,000 original capital commitment
.260% limited partnership interest

Total International	3,073,449	4,285,514	10.09%	10.09%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	2,031,581	3,034,343	7.15%	7.15%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	414,300	413,614	0.98%	0.98%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	2,445,881	3,447,957	8.12%	8.12%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% of
Cost	Fair Value	Equity	Net Assets
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,534,372	$4,706,152	11.09%	11.09%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	3,835,766	4,637,812	10.93%	10.93%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	2,341,191	2,145,920	5.06%	5.06%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	2,170,835	2,177,636	5.13%	5.13%
$10,000,000 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	10,882,164	13,667,520	32.21%	32.21%

Sector Focused:
First Reserve Fund VIII, L.P.	2,068,033	2,817,000	6.64%	6.64%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	151,875	145,619	0.35%	0.35%
Providence Equity Offshore Partners III, L.P.	0	5,591	0.01%	0.01%
$3,500,000 original capital commitment	151,875	151,210	0.36%	0.36%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,164,819	1,183,423	2.79%	2.79%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	3,384,727	4,151,633	9.79%	9.79%

Small Corporate Restructuring:
American Securities Partners II, L.P.	163,637	163,031	0.38%	0.38%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P.	1,055,771	1,020,024	2.40%	2.40%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	701,867	625,972	1.48%	1.48%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	1,921,275	1,809,027	4.26%	4.26%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of September 30, 2006
		Fair Value	Fair Value
Principal		% of	as a
Amount/		Shareholders’	% of
Cost	Fair Value	Equity	Net Assets
Venture Capital:
Alta California Partners II, L.P.	$1,396,541	$1,392,553	3.28%	3.28%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	205,038	204,535	0.48%	0.48%
$1,540,000 original capital commitment
.381% limited partnership interest

Sprout Capital VIII, L.P.	1,186,032	1,174,772	2.77%	2.77%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	2,787,611	2,771,860	6.53%	6.53%

Total Indirect Investments (B)	24,495,107	30,130,511	71.01%	71.01%

Total Portfolio Investments	$27,543,807	$35,985,511	84.81%	84.81%

(A)
In June 2006, the Trust received net proceeds of $361,469 representing an earn-out payment in connection with the 2005 sale of VS&A Hanley Wood LLC resulting in a realized gain of $363,469. In August 2006, the Trust received $452,055 representing the release of a holdback payment in connection with the 2005 sale of VS&A Hanley-Wood LLC resulting in a realized gain of $226,027. Also, in August 2006, the Trust received $25,323 representing the release of holdback payments of $14,396 and an earn-out payment of $10,927 in connection with the 2005 sale of Hanley-Wood Mezzanine Warrants resulting in a realized gain of $25,323.

(B)
In September 2006, Bedrock Capital Partners I, L.P. made their final liquidating distribution. As a result, the Trust wrote-off the remaining cost of its Bedrock investment realizing a loss of $50,155 for the quarter ended September 30, 2006. Additionally as of September 30, 2006, the Trust wrote off a portion of the cost of the following Indirect Investments, resulting in a realized loss of $1,732,000:

Hicks, Muse, Tate & First Latin American Fund, L.P.	$200,000
Thomas H. Lee Equity Fund IV, L.P.	272,000
Providence Equity Partners III, L.P.	51,000
American Securities Partners II, L.P.	77,000
Washington & Congress Capital Partners, L.P.	700,000
Alta California Partners II, L.P.	390,000
Atlas Venture Fund IV, L.P.	42,000
Total	$1,732,000

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS (Unaudited)
For the Six Months Ended September 30, 2006

The following per share data and ratios have been derived from information provided in the financial statements.

Increase (Decrease) in Net Asset Value

Per Share Operating
Performance:	2006

Net asset value, beginning of period	$411.10

Net investment loss	(2.77)
Net change in net assets from portfolio investments	37.15
Net increase in net assets resulting from operations	34.38

Cash distribution:

Return of capital	(34.23)
Realized gain and income	(20.77)
(55.00)

Net asset value, end of period	$390.48

Total investment return	16.72%

Ratios to Average Net Assets:

Expenses	2.40%

Net investment loss	(1.36)%

Supplemental Data:

Net assets, end of period	$42,429,041

Portfolio turnover	0.26%

The accompanying notes are an integral part of these consolidated financial statements.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization and Purpose

The Pacific Corporate Group Private Equity Fund (the “Trust”) is a Delaware business trust, formed on September 22, 1997. The Trust, which began operations on February 9, 1998 (“Commencement of Operations”), is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

Pacific Corporate Group LLC, the Adviser Trustee of the Trust (the “Adviser Trustee”), manages the investment policies and operations of the Trust. The Adviser Trustee and four individuals (the “Individual Trustees”), three of whom are non-interested persons as defined in the Investment Company Act of 1940 (the “Independent Trustees”), are responsible for the overall supervision of the Trust. The Adviser Trustee together with the Individual Trustees is referred to herein as the “Trustees.”

The objective of the Trust is to achieve rates of return superior to public market investment alternatives, while reducing risks through the diversification of investments within the private market. The Trust seeks to achieve this objective through selected private market equity and equity-related investments primarily in a portfolio of partnerships (“Indirect Investments”) and, with respect to up to 25% of committed capital, direct investment in private or public operating companies (“Direct Investments”).

Taxable Subsidiaries - The Trust makes certain Indirect Investments and Direct Investments through PEF Indirect, LLC and PEF Direct, Inc., wholly owned subsidiaries of the Trust (the “Taxable Subsidiaries”). The financial statements of the Taxable Subsidiaries are consolidated into the financial statements of the Trust. The Taxable Subsidiaries are subject to corporate federal, state and local income tax. Therefore, income and gains earned by the Taxable Subsidiaries are passed through to the shareholders of the Trust on an after tax basis. The Taxable Subsidiaries were formed for tax purposes primarily to block unrelated business taxable income from certain Indirect Investments and Direct Investments that are structured as partnerships or other flow-through entities.

The Trust is scheduled to terminate on December 31, 2009, subject to extension in the sole discretion of the Trustees, for up to three additional one-year periods.

2. Summary of Significant Accounting Policies

Valuation of Investments - Short-term investments are valued at amortized cost, which approximates market.

Portfolio investments are carried at fair value as determined quarterly by the Adviser Trustee, subject to approval by the Individual Trustees, in accordance with procedures established by the Trustees. In determining the fair value of the Trust’s Indirect Investments, the Adviser Trustee considers, among other things, the valuations provided by the general partners of such investments. The valuations provided by the general partners of such investments are reflected by the fair value of the Trust’s capital account balance for each such Indirect Investment. The capital account balance for each Indirect Investment includes capital contributed by the Trust, distributions received by the Trust and the Trust’s allocated share of the Indirect Investment’s profits and losses, including unrealized profits and losses. Such allocations reflect certain fees and expenses incurred by the Indirect Investment entity and drawn against that entity’s cash position. The Trust’s capital account balance for each Indirect Investment is reviewed by the Adviser Trustee to determine whether it reflects the fair value and may be adjusted at the discretion of the Adviser Trustee. In deriving the fair value of each Indirect Investment, the Adviser Trustee considers, among other factors, an assessment of the amount that the Trust might reasonably expect to receive for an Indirect Investment upon its current sale.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

The fair value of the Trust’s Direct Investments and securities received from Indirect Investments (“Distributed Investments”) are determined as follows: (i) unrestricted publicly-held securities for which market quotations are readily available are valued at the closing public market price on the valuation date, (ii) restricted publicly-held securities may be valued at a discount from the closing public market price, depending on the circumstances; and (iii) privately-held securities are valued at cost until significant developments affecting the portfolio company provide a basis for change in valuation. Factors considered in arriving at a change in valuation of such privately-held securities include the price of recent transactions in the company's securities, the company's earnings, sales and book value and the amount that the Trust might reasonably expect to receive upon the current sale of such privately-held securities.

The values assigned to portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future circumstances that cannot be determined until the investments are actually liquidated. Because of the inherent uncertainty of valuation, the assigned values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The Trust’s Direct Investments are restricted as to resale. Additionally, the Trust’s Indirect Investments in limited partnerships may be illiquid due to provisions of the limited partnership agreements restricting the sale of partnership interests.

Security Transactions and Investment Income - Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis.

Loss Realization Policy - In addition to the gains and losses on the sale of investments, the Adviser Trustee considers each quarter whether in its view there has been an impairment of the Trust’s ability to recover all or part of the cost basis of any investment of the Trust that is other than a temporary decline. Without limiting the circumstances under which the Adviser Trustee may otherwise determine to include an investment of the Trust in such a consideration, the Adviser Trustee includes in this consideration any investment of the Trust where any of the following factors are present:

(i) covenant breaches by the relevant company or investment fund;
(ii) departures of key members of management;
(iii) bankruptcy or restructuring of the company or investment fund;
(iv) an investment has been valued below cost for one year or longer; or
(v) investments that are the subject of write-downs of value during the current quarter.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

Currency Risk - Although the majority of the Trust’s investments are denominated in U.S. dollars, the Trust may invest in securities denominated in currencies other than U.S. dollars, its reporting currency. Consequently, the Trust may be exposed to risk that the exchange rate of the U.S. dollar relative to other currencies may change in a manner which has an adverse effect on the reported value of that portion of the Trust’s assets which are denominated in currencies other than the U.S. dollar.

Income Taxes - As the Trust is treated as a partnership for income tax purposes, the Trust’s income generally is not subject to income taxes. However, gains arising from investments of the Trust owned by the Taxable Subsidiaries are subject to corporate federal, state and local income tax. Income taxes of the Taxable Subsidiaries are accounted for using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences of events that have been reflected in the financial statements based on the difference between the financial statement carrying amounts and the tax basis of assets and liabilities, as well as operating loss and tax credit carryforwards, using applicable enacted tax rates.

During the six months ended September 30, 2006, the Trust recorded a provision for income taxes of $212,000 related to realized and unrealized gains from portfolio investments held by the Taxable Subsidiaries. The income tax provision is comprised of a $210,000 federal tax provision, of which $18,000 is a current federal tax provision and $192,000 is a deferred federal tax provision and a state tax provision of $2,000, all of which is current.

The tax effects of temporary differences that give rise to the deferred tax liability as of September 30, 2006 are primarily related to the fair value of portfolio investments held by the Taxable Subsidiaries in excess of their tax basis.

3. Shareholders’ Equity

In connection with the original issuance of 108,659.8075 shares of beneficial interest (the “Shares”) of the Trust, shareholders contributed capital totaling $110.6 million, including a $500,000 capital contribution from the Adviser Trustee. The Trust paid selling commissions of $1.9 million in connection with the sale of the Shares.

4. Allocation of Net Income and Net Loss

Net income and net loss, other than net income and net loss from Direct Investments, is allocated to all shareholders, including the Adviser Trustee, pro rata based on Shares held.

Additionally, the Adviser Trustee will be allocated, on a cumulative basis over the life of the Trust, 20% of the Trust’s aggregate net income, from Direct Investments, other than “pari passu co-investments” (as described below), and 15% of the aggregate net income from “pari passu co-investments”. For purposes of th0is allocation, net income is defined as interest and dividends on Direct Investments, plus realized gains, less realized losses, on the sale or other disposition of Direct Investments. The remaining 80% and/or 85% of such net income, and any aggregate net loss, from Direct Investments is allocated to all shareholders including the Adviser Trustee, pro rata based on Shares held.

“Pari passu co-investments” refers to Direct Investments that are co-investments in the same securities and on the same terms alongside general partner managers of Indirect Investments held by the Trust, in transactions involving issuers held by investment vehicles in which the Trust has invested.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

5. Related Party Transactions

The Adviser Trustee receives a management fee at the annual rate of 1.25% of the aggregate capital commitments to the Trust, reduced by capital returned and realized investment losses (the “Fee Base”). Such fee is determined and payable quarterly in advance and is calculated on the Fee Base as of the last day of the preceding quarter. The Fee Base as of June 30, 2006 which was used to calculate the management fee for the quarter ended September 30, 2006 was $32,099,342. The management fee is reduced by 100% of directors’ fees or other remuneration received by the Adviser Trustee from any portfolio company of the Trust.

As of April 1, 2006, each Independent Trustee receives a $14,375 annual fee, payable quarterly, $725 for each meeting of the Independent Trustees attended, plus out-of-pocket expenses. Additionally, as compensation for services rendered as members of the Audit Committee of the Trust, each Independent Trustee receives an additional $3,600 annual fee, payable quarterly, and $345 for each Audit Committee meeting attended.

The Independent Chairman receives a $4,000 annual fee in recognition of the additional services provided by this Trustee. Effective November 16, 2006, the Audit Committee Chairman receives a $2,000 annual fee in recognition of the additional services provided by this Trustee.

The Trust maintains a deferred compensation plan for the benefit of the Independent Trustees, whereby each Independent Trustee may elect to defer all, a portion or none of their compensation for services rendered to the Trust. Such deferred compensation is invested in managed mutual funds and appreciation and income earned thereon is credited to the deferred accounts of the Independent Trustees.

Information concerning the Individual Trustees of the Trust is shown in the attached schedule of Supplemental Information - Individual Trustees.

6. Investment Commitments

As of September 30, 2006, the Trust had unfunded investment commitments of approximately $4.5 million.

7. Cash Distributions

On September 28, 2006 the Trust made a cash distribution to shareholders totaling $5,976,289, of which the Beneficial Shareholders received $5,948,789, or $55 per share of beneficial interest in the Trust, and the Adviser Trustee received $27,500. The breakdown of the distributions between return of capital and gain is $34.23 and $20.77 per share, respectively. The determination of the return of capital and realized gain components of distributions is based on information available at the time of each distribution.

Cumulative distributions made from inception of the Trust through September 30, 2006 total $90,839,601, of which the Beneficial Shareholders received $90,421,601, or $836.00 per Share and the Adviser Trustee received $418,000.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited), continued

8. Recent Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109 (“FIN 48”) which clarifies the accounting for uncertainty in tax positions. FIN 48 requires that the Trust recognize in its financial statements the technical merits of the position. The provisions of FIN 48 are effective for fiscal years beginning after December 15, 2006, with the cumulative effect of the change in accounting principal recorded as an adjustment to the beginning shareholders’ equity. The Trust will adopt the provisions of FIN 48 effective for its fiscal year beginning April 1, 2007. The Trust does not expect the adoption of FIN 48 to have a significant effect on its financial statements.

In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS No. 157 are effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact of adopting SFAS No. 157 on its financial statements. At this time, the impact to the Trust’s financial statements has not been determined.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (UNAUDITED)

1. Individual Trustees

Information concerning the Individual Trustees of the Trust is shown in the chart below.

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director or Nominee for Director	Other Directorships Held by Director or Nominee for Director
Christopher J. Bower 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 48	President and Individual Trustee	Indefinite, Since 1998	Chief Executive Officer and Founder of Pacific Corporate Group LLC	1	None
Alan C. Shapiro (1) 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 60	Independent Trustee	Indefinite, Since 1998	Ivadelle and Theodore Johnson Professor of Banking and Finance at the Marshall School of Business, University of Southern California	1	Remington Oil and Gas Corp. (NYSE), and Advanced Cell Technology
DeWitt F. Bowman (2) 1200 Prospect Street, Suite 200 La Jolla, CA 92037 Age 75	Independent Chairman	Indefinite, Since 1998	Principal of Pension Investment Consulting	1
Brandes International Fund,
Sycuan Funds, Forward Funds, Wilshire Target Funds, and as a trustee of RREEF America REIT, RREEF America III REIT and the Pacific Gas and Electric Nuclear Decommissioning Trust

Ronald Pelosi 1200 Prospect Street Suite 200 La Jolla, CA 92037 Age 71	Independent Trustee	Indefinite, Since 2003	President of Trenholm Associates	1	None

(1)	On November 16, 2006, Dr. Shapiro was elected the Chairman of the Audit Committee.
(2)	Mr. Bowman is the Independent Chairman of the Board of Trustees.

2. Proxy Voting

The Trust adopted the proxy voting policies and procedures of the Adviser Trustee as its own. A description of the Adviser Trustee’s proxy voting policies and procedures is available without charge, by contacting Ms. Samantha Sacks, Director of Finance and Accounting, at (858) 456-6000 and on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov (in the Trust’s annual report on Form N-CSR for the year ended March 31, 2006).

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
SUPPLEMENTAL INFORMATION (UNAUDITED), continued

The Trust’s proxy voting record is available without charge by contacting Ms. Samantha Sacks, Director of Finance and Accounting, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov (in the Trust’s annual report on Form N-PX for the twelve month period ended June 30, 2006).

3. Form N-Q

The Trust’s Form N-Q, filed semi-annually with the Commission for the periods ending on June 30 and December 31 of each year, includes a listing of the Trust’s portfolio investments as of the end of such periods. The Trust’s Form N-Q is available, without charge, by contacting Ms. Samantha Sacks, Director of Finance and Accounting, at (858) 456-6000 and on the Commission’s website at http://www.sec.gov. Additionally, these Forms and other information may be inspected and copied at the public reference facilities maintained by the Commission at Room 1580, 100 F Street, N.E., Washington, D.C. 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330.

ITEM 2. Code of Ethics.

Not applicable to this semi-annual report.

ITEM 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

ITEM 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

ITEM 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

ITEM 6. Schedule of Investments.

See Item 1.

ITEM 7. Disclosure of Proxy Voting Policies and Procedures for Closed End Management Investment Companies.

Not applicable to this semi-annual report.

ITEM 8. Portfolio Managers of Closed-End Management Investment Companies.

There is no change in the portfolio manager identified in the registrant’s Form N-CSR for the year ended March 31, 2006.

ITEM 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant for the following reasons: (i) the registrant’s securities are not registered pursuant to Section 12 of the Securities Exchange Act of 1934 and (ii) neither the registrant nor any affiliated purchaser has made any purchases of the registrant’s securities during the period covered by this report.

ITEM 10. Submissions of Matters to a Vote of Security Holders.

There have been no material changes made to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. The registrant’s Nominating Committee Charter provides that shareholders of the registrant who wish to recommend a nominee to the registrant’s board should send nominations to the attention of the Secretary of the registrant (1200 Prospect Street, Suite 200, La Jolla, California 92037) which includes biographical information and sets forth the qualifications of the proposed nominee. The Secretary will then forward the nominations to the Nominating Committee.

ITEM 11. Controls and Procedures.

    (a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

    (b) Subsequent to the original filing of the Registrant’s Form N-Q for the quarter ended June 30, 2006, management identified a material error, which among other things, resulted in an understatement of income tax expense and an overstatement of the net asset value reported in the Registrant’s consolidated financial statements for its fiscal year ended March 31, 2006 and for the quarter ended June 30, 2006. As a result, the Registrant has restated its consolidated financial statements appearing in its annual report for the fiscal year ended March 31, 2006 and its consolidated financial statements for the quarter ended June 30, 2006.

Management and the Registrant’s administrator have implemented changes to strengthen the Registrant’s internal control over financial reporting for income taxes relating to the Registrant’s Taxable Subsidiaries, including increasing the level of discussion and documentation between management and the Registrant’s administrator with respect to investment activities of the Taxable Subsidiaries and conducting a detailed review of income tax provisions related to such activities.

Except as noted above, there were no changes in the Registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. Exhibits.

(a)	(1)Not applicable to this semi-annual report.

(a)	(2)Certifications of the Principal Executive Officer and Principal Financial Officer
of the registrant as required by Rule 30a-2(a) under the Act.

(a)	(3)Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund
----------------------------------------------------------------
By:/s/ Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: December 5, 2006

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:/s/ Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: December 5, 2006

By:/s/ Samantha Sacks

Samantha Sacks
Vice President, Treasurer and Secretary/Principal
Financial Officer

Date: December 5, 2006